Fair value measurements (Derivatives Offset in the Consolidated Balance Sheets) (Detail) - USD ($) $ in Thousands		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Derivative assets, gross		$ 19,908
Derivative assets, amount offset		(363)
Derivative assets		19,545
Derivative assets, not offset	[1]	0
Credit facility balance available to offset net derivative assets		(19,545)
Derivative asset, net		0
Derivative liabilities, gross		(363)
Derivative liabilities, amounts offset		363
Derivative liabilities, not offset	[1]	0
Credit facility balance available to offset net derivative liabilities		0
Derivative Asset (Liability), Fair Value, Gross Asset		19,545
Derivative Asset (Liability), Fair Value, Gross Liability		0
Derivative Asset (Liability), Net		19,545
Derivative liability asset not offset		$ 0
Predecessor
Offsetting Assets [Line Items]
Derivative assets, gross			$ 184	$ 164,396
Derivative assets, amount offset			(184)	(1,158)
Derivative assets			0	163,238
Derivative assets, not offset	[1]		0	0
Credit facility balance available to offset net derivative assets			0	(103,618)
Derivative asset, net			0	59,620
Derivative liabilities, gross			(13,553)	(1,158)
Derivative liabilities, amounts offset			184	1,158
Derivative liabilities			(13,369)	0
Derivative liabilities, not offset	[1]		0	0
Credit facility balance available to offset net derivative liabilities			0	0
Derivative liability, net			(13,369)	0
Derivative Asset (Liability), Fair Value, Gross Asset			(13,369)	163,238
Derivative Asset (Liability), Fair Value, Gross Liability			0	0
Derivative Asset (Liability), Net			(13,369)	163,238
Derivative liability asset not offset	[1]		0	0
Derivative asset (liability), net			$ (13,369)	$ 59,620

[1]	Since positive and negative positions with a counterparty are netted on the balance sheet only to the extent that they relate to the same current versus noncurrent classification, these represent remaining amounts that could have been offset under our master netting agreements.